Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	Mar. 31, 2018	Mar. 31, 2017
Statement of Stockholders' Equity [Abstract]
Ordinary shares, par value	$ 0.0001	$ 0.0001